FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of New Revolving Facility

New Revolving Facility

	March 31, 2026		December 31, 2025
	Carrying		Carrying
	amount	Fair value	amount	Fair value
New Revolving Facility	$71,615	$73,282	$78,727	$79,090

New Revolving Facility

	December 31, 2025
	Carrying amount	Fair value
New Revolving Facility	$78,727	$79,090

Existing Revolving Facility and Existing Term Loan

	December 31, 2024
	Carrying amount	Fair value
Existing Revolving Facility	$82,582	$84,422
Existing Term Loan	30,047	33,151
	$112,629	$117,573

Schedule of Preferred Stock Derivative Liability

Derivative Liability

The Company’s derivative liability consists of a compound embedded derivative associated with the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (the “Convertible Preferred Derivative”).

	Fair Value Measurement Using (as of March 31, 2026)
	Level 1	Level 2	Level 3	Total
Convertible Preferred Derivative	$—	$—	$9,300	$9,300

	Level 3 Rollforward – Derivative Liability (March 31, 2026)
		Change in
		fair value
	Balance at	recognized	Conversions/	Balance at
	December 31, 2025	in earnings	settlements	March 31, 2026
Convertible Preferred Derivative	$13,600	$(4,300)	$—	$9,300

Derivative Liabilities

The Company’s derivative liabilities include a compound embedded derivative associated with the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (the “Convertible Preferred Derivative”). During 2025, the Company also had an embedded conversion feature associated with the New Term Loan (the “New Term Loan Derivative”), which was extinguished on November 3, 2025 (see Notes 6 and 7 for further information).

	Fair Value Measurement Using
	(as of December 31, 2025)
	Level 1	Level 2	Level 3	Total
Convertible Preferred Derivative	—	—	$13,600	13,600

	Level 3 Rollforward – Derivative Liabilities (Year ended December 31, 2025)
			Change in fair value
			recognized in statement
	Balance at	Initial	of operations and		Balance at
	December 31,	recognition	comprehensive income	Conversions/	December 31,
	2024	at issuance	(loss)	settlements	2025
New Term Loan Derivative	$—	$3,558	$1,589	$(5,147)	$—
Convertible Preferred Derivative	$—	$31,000	$(17,400)	$—	$13,600

Schedule of Changes in Assumption at Fair Value

The significant assumptions used in valuing the derivative liabilities as of March 31, 2026 include the following:

Convertible Preferred Derivative
	Series A	Series B
	Convertible	Convertible
Assumptions	Preferred Stock	Preferred Stock	Units
Time to Liquidity	0.15	0.15	Years
Risk free rate (continuous)	3.7%	3.7%	Percent per annum
Volatility	90.0%	90.0%	Percent
Dividend Rate	12% – 18%	12% – 18%	Percent per annum
Discount Rate	19.0%	18.0%	Percent per annum

The significant assumptions used in valuing the derivative liabilities include the following:

Convertible Preferred Derivative
	Series A Convertible	Series B Convertible
Assumptions	Preferred Stock	Preferred Stock	Units
Time to Liquidity	0.39	0.39	Years
Risk free rate (continuous)	3.6%	3.6%	Percent per annum
Volatility	120.0%	120.0%	Percent
Dividend Rate	12% – 19%	12% – 19%	Percent per annum
Discount Rate	19.0%	18.0%	Percent per annum

New Term Loan Derivative
Assumptions	Percent
Net originations risk premium	3.4%
Enterprise value volatility	40.0%
Net originations volatility	14.0%
Risk-free rate	4.2%
Weighted probability analysis of a capital transaction (occur)	75.0%
Weighted probability analysis of a capital transaction (not occur)	25.0%

Schedule of Warrant Liability Activity

Warrant Liability

	Warrant liability – Public (Level 1) & Private Warrants (Level 3)
	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
Balance at December 31, 2025	$45	$—	$1	$46
Change in fair value	(16)	—	—	(16)
Balance at March 31, 2026	$29	$—	$1	$30

Warrant Liability

	Warrant liability – Public (Level 1) &
	Private Warrants (Level 3)
	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
Balance at December 31, 2024	$76	$—	$2	$78
Change in fair value	(31)	—	(1)	(32)
Balance at December 31, 2025	$45	$—	$1	$46